Events after the Reporting Date (Details) - Events after the reporting date [Member] - USD ($) $ / shares in Units, $ in Thousands	Nov. 14, 2018	Aug. 05, 2018
August 5, 2018 [Member]
Events after the Reporting Date (Textual)
Granted options to purchase ordinary shares to employees		463,000
Description of vesting period		One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Fair value of options granted		$ 102
August 5, 2018 [Member] | NIS [Member]
Events after the Reporting Date (Textual)
Exercise price range, minimum		$ 1.51
Exercise price range, maximum		$ 1.54
November 14, 2018 [Member]
Events after the Reporting Date (Textual)
Granted options to purchase ordinary shares to employees	1,076,500
Description of vesting period	The vesting period of the options is three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
November 14, 2018 [Member] | NIS [Member]
Events after the Reporting Date (Textual)
Exercise price range, minimum	$ 1.41
Exercise price range, maximum	$ 1.51